Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Amount due from related parties – current

	As of December 31,
	2021	2022
	RMB	RMB
Others	—	55

Total	—	55

(2)	Amount due to related parties – current

	As of December 31,
	2021	2022
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	5,016	9,178

Total	5,016	9,178

(ii)	The amount of RMB5,016 and RMB9,178 as of December 31, 2021 and 2022 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.

(3)	Sales to a related party

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	5,627	—	—

Total	5,627	—	—

(iii)	The sales to Hunan Qindao Network Media Technology Co., Ltd. represented mobile marketing services provided.

(4)	Purchases from related parties

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iv)	354,274	253,691	176,674
Beijing Santi Cloud Union Technology Co., Ltd. (v)	5,511	—	—
Beijing Santi Cloud Time Technology Co., Ltd. (v)	3,410	—	—
Beijing Shiyue Haofeng Media Co., Ltd. (iv)	164	—	—
Others	—	115	—

Total	363,359	253,806	176,674

(iv)	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Beijing Shiyue Haofeng Media Co., Ltd. mainly represented the Revenue Sharing.
(v)	The purchases from Beijing Santi Cloud Union Technology Co., Ltd. and Beijing Santi Cloud Time Technology Co., Ltd. were mainly related to its bandwidth services.